Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 1,218		$ 1,341
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 39	$ 27